Prepaid Expenses	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
6. Prepaid Expenses
Prepaid expenses were as follows:

	December 31,
	2015	2014
	(In thousands)
Prepaid crude oil and other raw materials inventories	$23,793	$55,223
Prepaid insurance and other	49,420	33,192
Prepaid expenses	$73,213	$88,415